Research and Development, Net (Details) - Schedule of research and development, net - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development, Net (Details) - Schedule of research and development, net [Line Items]
Payroll and related expenses	$ 7,556	$ 5,922	$ 5,679
Subcontracted work and consulting	1,751	1,534	3,123
Share-based payments to service provider	118	67	37
Rent and office maintenance	810	671	720
Travel expenses	44	54	236
Other	309	415	492
Less participation in grants	(351)
Sales of prototypes	(67)	(100)	(77)
Research and development total	$ 10,170	$ 8,563	$ 10,210